Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial assets and liabilities by categories
	At December 31, 2022			At December 31, 2021
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$10,309	$-	$10,309	$3,259	$-	$3,259
Marketable securities	-	582	582	-	605	605
Deposits	25	-	25	243	-	243
Accounts receivable	369	-	369	372	-	372
Total financial assets	$10,703	$582	$11,285	$3,874	605	$4,479
Accounts payable and accrued liabilities	1,148	-	1,148	1,888	-	1,888
Total financial liabilities	$1,148	$-	$1,148	$1,888	$-	$1,888

Financial instrument at fair value
At December 31	2022		2021
	Level 1	Level 2	Level 1	Level 2(a)
Marketable securities	582	-	282	323

Company's contractual obligations
	Within 1 year	2 to 3 years	Over 3 years	At December 31 2022
Accounts payable and accrued liabilities	$1,148	$-	$-	$1,148
Undiscounted lease payments	215	253	-	468
Total	$1,363	$253	$-	$1,616

Foreign currency exposure related to its financial assets and liabilities
	Years ended December 31
	2022	2021
Financial assets
US$ bank accounts	$1	$569
Financial liabilities
Accounts payable	(61)	(160)
	$(60)	$409